ACQUISITIONS AND DIVESTITURES (Narrative) (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 06, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Gain on sale of assets		$ (77,373)	$ (22,165)	$ 395,106	$ (22,165)	$ 22,108,028
SRAXmd [Member]
Business Acquisition [Line Items]
Asset sale	$ 52,500,000
Cash consideration	33,000,000
Equity isssuance	10,000,000
Earn-out provision upon the SRAXmd product line achieving certain gross profit thresholds	9,000,000
Purchase price of future release	762,500
Accounts receivable	3,536,503
Prepaid expense	216,479
Accounts payable	191,164
Additional accrued expense	333,014
Over-delivery of working capital	196,055
Contractual working capital	3,000,000
Advisory fees	1,709,500
Legal fees	351,089
Insurance premiums and escrow related fees	164,028
Transaction costs						$ 1,870,361
Gain on sale of assets	22,108,028
Net proceeds on closing of escrow	$ 22,980,824